VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—82.6%
Auto Manufacturers—2.3%
Ford Motor Co. 0.000%, 3/15/26	$ 2,185	$ 1,994
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	1,300	710
Rivian Automotive, Inc.
144A 4.625%, 3/15/29(1)	1,620	1,703
144A 3.625%, 10/15/30(1)(2)(3)	970	881
		5,288

Automotive Parts & Equipment—0.5%
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	1,980	1,147
Banks—2.2%
Barclays Bank plc 0.000%, 2/18/25	2,655	2,736
BofA Finance LLC 0.600%, 5/25/27	2,175	2,243
		4,979

Biotechnology—2.2%
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,100	1,040
2.250%, 2/1/29	915	669
Insmed, Inc.
1.750%, 1/15/25	1,530	1,509
0.750%, 6/1/28	865	832
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,165	992
		5,042

Commercial Services—5.3%
Affirm Holdings, Inc. 0.000%, 11/15/26(4)	4,935	3,519
Block, Inc. 0.125%, 3/1/25	3,920	3,610
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(4)	2,655	2,108
Shift4 Payments, Inc. 0.500%, 8/1/27	2,535	1,980
Stride, Inc. 1.125%, 9/1/27	765	904
		12,121

Computers—6.3%
CyberArk Software Ltd. 0.000%, 11/15/24	625	714
Lumentum Holdings, Inc.
0.250%, 3/15/24	1,235	1,206
144A 1.500%, 12/15/29(1)	1,390	1,151
Parsons Corp. 0.250%, 8/15/25	1,975	2,575
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	3,920	4,063
Varonis Systems, Inc. 1.250%, 8/15/25	1,675	2,074
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 2,135	$ 2,601
		14,384

Electric Utilities—3.6%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)	3,185	3,093
Southern Co. (The) 144A 3.875%, 12/15/25(1)	5,230	5,130
		8,223

Electronics—1.2%
Advanced Energy Industries, Inc. 144A 2.500%, 9/15/28(1)	2,060	1,903
Vishay Intertechnology, Inc. 144A 2.250%, 9/15/30(1)	965	883
		2,786

Energy-Alternate Sources—1.6%
Array Technologies, Inc. 1.000%, 12/1/28	1,495	1,437
Sunnova Energy International, Inc. 2.625%, 2/15/28	4,480	2,155
		3,592

Engineering & Construction—2.3%
Fluor Corp. 144A 1.125%, 8/15/29(1)	3,485	3,349
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	1,865	1,994
		5,343

Entertainment—6.1%
DraftKings Holdings, Inc. 0.000%, 3/15/28(4)	4,370	3,247
IMAX Corp. 0.500%, 4/1/26	3,230	2,925
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,290	3,306
144A 3.125%, 1/15/29(1)(2)(3)	1,380	1,386
Penn Entertainment, Inc. 2.750%, 5/15/26	625	685
Vail Resorts, Inc. 0.000%, 1/1/26(4)	2,780	2,417
		13,966

Environmental Services—1.0%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	2,415	2,337
Financial Services—1.8%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	2,875	2,428
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Financial Services—continued
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	$ 1,500	$ 1,653
		4,081

Health Care REITs—2.5%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	5,700	5,842
Healthcare-Products—2.8%
Alphatec Holdings, Inc. 0.750%, 8/1/26	1,745	1,482
Exact Sciences Corp. 0.375%, 3/15/27	2,840	2,467
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	1,080	1,185
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	585	649
Natera, Inc. 2.250%, 5/1/27	510	620
		6,403

Internet—9.0%
Booking Holdings, Inc. 0.750%, 5/1/25	1,090	1,661
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	1,445	1,168
Palo Alto Networks, Inc. 0.375%, 6/1/25	2,575	6,288
Uber Technologies, Inc. 0.000%, 12/15/25(4)	5,760	5,235
Wayfair, Inc.
1.125%, 11/1/24	1,845	1,719
1.000%, 8/15/26	2,385	1,791
3.250%, 9/15/27	595	570
Zillow Group, Inc. 2.750%, 5/15/25	2,240	2,169
		20,601

Leisure Time—2.2%
NCL Corp., Ltd. 1.125%, 2/15/27	3,740	2,898
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	1,015	1,034
6.000%, 8/15/25	630	1,150
		5,082

Media—5.3%
DISH Network Corp. 0.000%, 12/15/25(4)	1,275	778
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	6,350	6,299
Liberty Media Corp. 144A 3.750%, 3/15/28(1)	1,885	2,049
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	2,965	2,971
		12,097

	Par Value	Value

Mining—0.3%
SSR Mining, Inc. 2.500%, 4/1/39	$ 765	$ 786
Miscellaneous Manufacturing—1.5%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	3,320	3,564
Oil, Gas & Consumable Fuels—2.3%
EQT Corp. 1.750%, 5/1/26	520	1,507
Northern Oil & Gas, Inc. 3.625%, 4/15/29	1,265	1,490
Permian Resources Operating LLC 3.250%, 4/1/28	270	663
Pioneer Natural Resources Co. 0.250%, 5/15/25	640	1,631
		5,291

Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25	1,205	1,221
Pharmaceuticals—2.0%
Amphastar Pharmaceuticals, Inc. 144A 2.000%, 3/15/29(1)	1,750	1,703
Dexcom, Inc. 144A 0.375%, 5/15/28(1)	985	866
Jazz Investments I Ltd. 2.000%, 6/15/26	975	985
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	985	1,146
		4,700

Retail—0.7%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	580	619
Shake Shack, Inc. 0.000%, 3/1/28(4)	1,220	888
		1,507

Semiconductors—3.0%
Impinj, Inc. 1.125%, 5/15/27	305	281
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,480	1,536
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	2,935	2,568
SMART Global Holdings, Inc. 2.000%, 2/1/29	285	249
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	795	845
Wolfspeed, Inc. 0.250%, 2/15/28	2,090	1,295
		6,774

Software—13.2%
Akamai Technologies, Inc. 0.125%, 5/1/25	3,935	4,554

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Software—continued
Bentley Systems, Inc. 0.125%, 1/15/26(2)(3)	$ 3,575	$ 3,388
BILL Holdings, Inc.
0.000%, 12/1/25	3,045	2,889
0.000%, 4/1/27(4)	650	517
Confluent, Inc. 0.000%, 1/15/27(4)	2,195	1,766
CSG Systems International, Inc. 144A 3.875%, 9/15/28(1)	585	542
Datadog, Inc. 0.125%, 6/15/25	670	738
HubSpot, Inc. 0.375%, 6/1/25	545	851
MicroStrategy, Inc. 0.750%, 12/15/25	1,765	2,199
MongoDB, Inc. 0.250%, 1/15/26	1,280	2,180
Nutanix, Inc. 0.250%, 10/1/27(2)(3)	700	626
Splunk, Inc.
1.125%, 9/15/25	1,675	1,799
1.125%, 6/15/27(2)(3)	2,030	1,918
Tyler Technologies, Inc. 0.250%, 3/15/26(2)(3)	3,590	3,407
Workiva, Inc. 144A 1.250%, 8/15/28(1)	3,120	2,822
		30,196

Transportation—0.9%
Air Transport Services Group, Inc. 144A 3.875%, 8/15/29(1)	2,165	1,998
Total Convertible Bonds and Notes (Identified Cost $195,559)		189,351

Corporate Bonds and Notes—63.7%
Aerospace & Defense—2.2%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)(3)	1,660	1,538
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	2,530	2,456
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	1,180	1,146
		5,140

Auto Manufacturers—1.4%
Ford Motor Co.
9.625%, 4/22/30	1,705	1,901
7.450%, 7/16/31(2)(3)	1,250	1,261
		3,162

Automotive Parts & Equipment—3.2%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(2)(3)	1,565	1,523
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)(3)	1,000	943
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)(3)	2,325	2,289
	Par Value	Value

Automotive Parts & Equipment—continued
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	$ 975	$ 986
5.250%, 7/15/31(2)(3)	1,965	1,600
		7,341

Building Materials—1.4%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	1,790	1,638
Griffon Corp. 5.750%, 3/1/28(2)(3)	1,760	1,590
		3,228

Chemicals—0.5%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)(3)	1,365	1,154
Commercial Services—2.2%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)(2)(3)	955	819
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)(3)	1,595	1,366
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	1,015	954
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)(2)(3)	1,025	736
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,470	1,261
		5,136

Computers—2.2%
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,085	868
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)(2)(3)	1,815	1,561
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)(2)(3)	2,525	2,569
		4,998

Containers & Packaging—1.3%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)(2)(3)	1,310	1,227
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)(3)	1,220	1,116
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	840	701
		3,044

Diversified REITS—1.5%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	1,680	1,628
144A 5.250%, 7/15/30(1)	2,180	1,892
		3,520

Electric Utilities—0.5%
PG&E Corp. 5.250%, 7/1/30(2)(3)	1,420	1,244

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.9%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)(3)	$ 1,980	$ 1,967
Electronics—0.4%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)(3)	975	827
Entertainment—4.4%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)(3)	3,025	2,997
144A 7.000%, 2/15/30(1)(2)(3)	880	849
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	885	791
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)(3)	1,250	1,219
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	2,105	1,385
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,495	1,459
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)(3)	1,525	1,328
		10,028

Environmental Services—0.9%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)(3)	2,280	1,996
Financial Services—2.4%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,080	954
144A 5.750%, 11/15/31(1)	565	471
Navient Corp.
6.750%, 6/15/26	1,700	1,611
9.375%, 7/25/30(2)(3)	845	796
OneMain Finance Corp. 9.000%, 1/15/29(2)(3)	855	832
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	875	721
		5,385

Food & Beverage—1.0%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	1,060	991
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	1,535	1,369
		2,360

Healthcare-Products—0.9%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	2,375	2,022
Healthcare-Services—2.0%
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)(3)	1,265	1,230
Tenet Healthcare Corp. 6.125%, 10/1/28(2)(3)	3,490	3,237
		4,467

	Par Value	Value

Hotel & Resort REITs—1.1%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)(2)(3)	$ 1,035	$ 932
Service Properties Trust 7.500%, 9/15/25(2)(3)	1,705	1,656
		2,588

Housewares—0.5%
Newell Brands, Inc. 6.625%, 9/15/29(2)(3)	1,270	1,168
Internet—1.9%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)(3)	2,100	2,043
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	865	871
144A 7.500%, 9/15/27(1)	1,485	1,489
		4,403

Investment Companies—0.7%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)(3)	1,970	1,682
Iron & Steel—0.4%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	825	820
Leisure Time—2.3%
Carnival Corp. 144A 10.500%, 6/1/30(1)	1,580	1,603
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,320	1,308
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	153	162
144A 11.625%, 8/15/27(1)	1,975	2,142
		5,215

Machinery-Construction & Mining—0.4%
Terex Corp. 144A 5.000%, 5/15/29(1)	935	818
Machinery-Diversified—0.7%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	1,730	1,699
Media—6.2%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)(3)	1,770	1,620
144A 7.375%, 3/1/31(1)(2)(3)	2,210	2,088
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	1,345	1,179
DISH Network Corp. 144A 11.750%, 11/15/27(1)	1,670	1,654
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(2)(3)	1,900	1,611
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,476
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,880	1,599

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Media—continued
TEGNA, Inc. 5.000%, 9/15/29	$ 1,095	$ 917
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	2,225	1,970
		14,114

Mining—1.1%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(2)(3)	840	830
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,785	1,597
		2,427

Oil, Gas & Consumable Fuels—6.1%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	815	825
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)(3)	2,000	1,976
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)(2)(3)	1,240	1,228
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)(3)	2,050	2,069
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)(3)	1,715	1,639
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)(3)	1,195	1,189
SM Energy Co. 6.500%, 7/15/28(2)(3)	1,725	1,661
USA Compression Partners LP 6.875%, 9/1/27(2)(3)	1,750	1,677
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,770	1,788
		14,052

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	890
Passenger Airlines—0.5%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	1,140	1,208
Personal Care Product—0.6%
Coty, Inc. 144A 6.500%, 4/15/26(1)(2)(3)	1,415	1,394
Pharmaceuticals—0.7%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	905	787
Organon & Co. 144A 5.125%, 4/30/31(1)	1,115	871
		1,658

Pipelines—3.0%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,090	990
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)(2)(3)	2,290	2,216
	Par Value	Value

Pipelines—continued
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)	$ 835	$ 819
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	1,665	1,625
NuStar Logistics LP 6.375%, 10/1/30	1,255	1,161
		6,811

Real Estate—0.5%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,545	1,109
Retail—1.6%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)(3)	855	792
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)(2)(3)	1,700	1,623
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	1,640	1,343
		3,758

Semiconductors—1.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	850	827
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(2)(3)	1,720	1,574
		2,401

Software—1.4%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)(2)(3)	795	785
Central Parent LLC 144A 8.000%, 6/15/29(1)	1,220	1,205
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)(2)(3)	1,485	1,253
		3,243

Telecommunications—1.4%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	1,690	1,610
Hughes Satellite Systems Corp. 6.625%, 8/1/26(2)(3)	2,010	1,704
		3,314

Transportation—1.8%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	1,160	1,193
144A 5.500%, 5/1/28(1)(2)(3)	1,335	1,214
XPO, Inc. 144A 7.125%, 6/1/31(1)	1,860	1,812
		4,219

Total Corporate Bonds and Notes (Identified Cost $156,130)		146,010

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—6.1%
Banks—3.1%
Wells Fargo & Co. Series L, 7.500%	6,615	$ 6,987
Electric Utilities—0.7%
NextEra Energy, Inc., 6.926%(2)(3)	42,135	1,582
Financial Services—0.9%
Apollo Global Management, Inc., 6.750%	45,165	2,173
Machinery—1.4%
Chart Industries, Inc. Series B, 6.750%	24,450	1,202
RBC Bearings, Inc. Series A, 5.000%	18,555	1,952
		3,154

Total Convertible Preferred Stocks (Identified Cost $11,272)		13,896

Preferred Stock—0.5%
Entertainment—0.5%
LiveStyle, Inc. Series B (5)(6)(7)	12,300	1,045
Total Preferred Stock (Identified Cost $1,206)		1,045

Common Stocks—2.1%
Banks—2.1%
CCF Holdings LLC (5)(6)	6,367,079	4,202
CCF Holdings LLC Class M(5)(6)	879,959	581
		4,783

Consumer Finance—0.0%
Erickson, Inc.(5)(6)	6,354	98
Entertainment—0.0%
LiveStyle, Inc. (5)(6)(7)	90,407	—
Total Common Stocks (Identified Cost $22,668)		4,881

Warrants—0.3%
Banks—0.3%
CCF Holdings LLC, 4/1/24(5)(6)	1,455,681	568
Media—0.0%
Tenerity, Inc., 4/1/24(5)(6)(7)	12,009	—
Total Warrants (Identified Cost $2,371)		568

	Shares	Value

Equity-Linked Note—0.5%
Financial Services—0.5%
Goldman Sachs Finance Corp.(5)	1,410,000	$ 1,250
Total Equity-Linked Note (Identified Cost $1,441)		1,250

Total Long-Term Investments—155.8% (Identified Cost $390,647)		357,001

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.242%)(8)	3,699,123	3,699
Total Short-Term Investment (Identified Cost $3,699)		3,699

Securities Lending Collateral—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.234%)(8)(9)	9,963,052	9,963
Total Securities Lending Collateral (Identified Cost $9,963)		9,963

TOTAL INVESTMENTS—161.8% (Identified Cost $404,309)		$370,663
Other assets and liabilities, net—(14.2)%		(32,530)
Preferred Shares—(47.6)%		(109,000)
NET ASSETS—100.0%		$229,133

Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities amounted to a value of $187,087 or 81.6% of net assets.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $33,743.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Security is restricted from resale.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
Country Weightings†
United States	90%
Canada	3
Bermuda	2
Cayman Islands	2
United Kingdom	1
Liberia	1
Panama	1
Total	100%
† % of total investments as of October 31, 2023.
The following table summarizes the value of the Fund’s investments as of October 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$189,351	$—	$189,351	$—
Corporate Bonds and Notes	146,010	—	146,010	—
Equity Securities:
Convertible Preferred Stocks	13,896	13,896	—	—
Preferred Stock	1,045	—	—	1,045
Common Stocks	4,881	—	—	4,881(1)
Warrants	568	—	—	568(1)
Equity-Linked Note	1,250	—	—	1,250
Money Market Mutual Fund	3,699	3,699	—	—
Securities Lending Collateral	9,963	9,963	—	—
Total Investments	$370,663	$27,558	$335,361	$7,744

(1)	Includes internally fair valued securities currently priced at zero ($0).

There were no transfers into or out of Level 3 related to securities held at October 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stocks	Preferred Stocks	Warrants	Equity-Linked Note
Investments in Securities
Balance as of January 31, 2023:	$ 10,902	$ 4,647	$ 925	$ 553(a)	$ 4,777
Accrued discount/(premium)	—(b)	—	—	—	—(b)
Net realized gain (loss)	(438)	—	—	—	(438)
Net change in unrealized appreciation (depreciation)(c)	85	234	120	15	(284)
Purchases	118	—	—	—	118
Sales(d)	(2,923)	—	—	—	(2,923)
Balance as of October 31, 2023	$ 7,744	$ 4,881(a)	$ 1,045	$ 568(a)	$ 1,250
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023, was $85.
(d) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2023:
Investments in Securities – Assets	Ending Balance at October 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$ 1,045	Discounted cash flows liquidation approach	Discount rate	28.04% (25.90% - 30.09%)

Common Stocks:
CCF Holdings LLC	$ 4,202	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$581	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%

Erickson, Inc.	$98	Market and Company Comparables	EV Multiples	1.28x (0.60x - 3.17x)
				11.42x (10.81x - 14.53x)
				1.04x (0.49x - 1.94x)
			M&A Transaction Multiples	1.13x (0.62x - 1.74x)
			Illiquidity Discount	20%

Warrant:
CCF Holdings LLC	$568	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	45.63%

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.